Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

March 31, 2021

ANIF-QTLY-0521
1.799846.117

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 20.2%
Entertainment - 4.3%
Activision Blizzard, Inc.	657,276	$61,127
Cinemark Holdings, Inc.	949,100	19,371
Netflix, Inc. (a)	1,391,219	725,743
Nintendo Co. Ltd.	20,100	11,329
Sea Ltd. ADR (a)	114,200	25,493
Skillz, Inc. (a)(b)	145,400	2,768
Spotify Technology SA (a)	208,968	55,993
Take-Two Interactive Software, Inc. (a)	101,400	17,917
The Walt Disney Co. (a)	436,700	80,580
WME Entertainment Parent, LLC Class A (a)(c)(d)(e)	13,803,650	29,816
		1,030,137
Interactive Media & Services - 14.7%
Alphabet, Inc.:
Class A (a)	603,196	1,244,104
Class C (a)	36,941	76,417
Bumble, Inc. (b)	194,500	12,133
Facebook, Inc. Class A (a)	7,002,365	2,062,402
Kuaishou Technology Class B (f)	134,200	4,661
Match Group, Inc. (a)	107,951	14,830
NAVER Corp.	11,571	3,888
Snap, Inc. Class A (a)	1,858,900	97,202
Tencent Holdings Ltd.	206,900	16,512
Twitter, Inc. (a)	121,300	7,718
Z Holdings Corp.	2,523,300	12,587
Zoominfo Technologies, Inc.	139,500	6,822
		3,559,276
Media - 0.5%
Charter Communications, Inc. Class A (a)	115,201	71,081
Comcast Corp. Class A	766,500	41,475
Discovery Communications, Inc. Class A (a)(b)	114,200	4,963
		117,519
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	1,378,563	172,720

TOTAL COMMUNICATION SERVICES		4,879,652

CONSUMER DISCRETIONARY - 15.3%
Automobiles - 0.6%
General Motors Co.	1,552,977	89,234
Hyundai Motor Co.	102,200	19,881
Rad Power Bikes, Inc. (d)(e)	474,452	2,289
Tesla, Inc. (a)	2,755	1,840
Toyota Motor Corp.	360,000	28,015
		141,259
Diversified Consumer Services - 0.1%
Chegg, Inc. (a)	47,300	4,052
H&R Block, Inc.	320,900	6,996
		11,048
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment, Inc. (a)	133,200	11,648
Chipotle Mexican Grill, Inc. (a)	28,368	40,306
Deliveroo Holdings PLC (a)	1,751,200	9,415
Deliveroo Holdings PLC	4,976,200	17,748
Evolution Gaming Group AB (f)	146,776	21,613
Flutter Entertainment PLC (Ireland)	16,130	3,467
Hilton Worldwide Holdings, Inc.	423,400	51,198
Penn National Gaming, Inc. (a)	97,900	10,264
Starbucks Corp.	36,000	3,934
		169,593
Household Durables - 1.1%
Blu Investments LLC (d)(e)	98,215,581	30
D.R. Horton, Inc.	967,075	86,186
Garmin Ltd.	176,527	23,275
Lennar Corp. Class A	459,600	46,525
Mohawk Industries, Inc. (a)	92,804	17,847
NVR, Inc. (a)	7,497	35,318
Purple Innovation, Inc. (a)	595,910	18,861
Sony Corp.	213,000	22,543
Tempur Sealy International, Inc.	134,000	4,899
Whirlpool Corp.	20,000	4,407
		259,891
Internet & Direct Marketing Retail - 9.2%
Alibaba Group Holding Ltd. (a)	1,421,800	40,397
Alibaba Group Holding Ltd. sponsored ADR (a)	469,401	106,427
Amazon.com, Inc. (a)	598,434	1,851,603
Coupang Corp. unit (d)	334,606	14,862
Coupang, Inc. Class A (a)(b)	204,400	10,087
Doordash, Inc.	129,475	16,129
eBay, Inc.	1,132,200	69,336
JD.com, Inc. Class A	394,600	16,641
Meituan Class B (a)(f)	148,100	5,681
MercadoLibre, Inc. (a)	12,500	18,402
Pinduoduo, Inc. ADR (a)	201,300	26,950
Porch Group, Inc. Class A (a)	444,900	7,875
The Booking Holdings, Inc. (a)	1,600	3,728
Wayfair LLC Class A (a)	85,078	26,778
Zomato Pvt Ltd. (d)(e)	326	1,738
ZOZO, Inc.	136,100	4,032
		2,220,666
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	188,519	21,197
Multiline Retail - 0.2%
Kohl's Corp.	187,100	11,153
Nordstrom, Inc.	1,051,200	39,809
		50,962
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc. (b)	216,406	5,841
American Eagle Outfitters, Inc.	443,300	12,962
Auto1 Group SE (f)	51,600	2,926
Best Buy Co., Inc.	221,600	25,442
Burlington Stores, Inc. (a)	25,800	7,709
Cazoo Holdings Ltd. (d)(e)	87,049	1,275
Dick's Sporting Goods, Inc.	217,073	16,530
Floor & Decor Holdings, Inc. Class A (a)	353,100	33,714
L Brands, Inc.	121,800	7,535
Lowe's Companies, Inc.	380,500	72,363
National Vision Holdings, Inc. (a)	82,900	3,634
O'Reilly Automotive, Inc. (a)	3,800	1,928
RH (a)	3,600	2,148
The Home Depot, Inc.	650,363	198,523
TJX Companies, Inc.	529,700	35,040
Williams-Sonoma, Inc.	82,900	14,856
		442,426
Textiles, Apparel & Luxury Goods - 1.5%
Allbirds, Inc. (a)(d)(e)	189,420	2,175
Brunello Cucinelli SpA	1,802,600	77,496
Capri Holdings Ltd. (a)	446,500	22,772
China Hongxing Sports Ltd. (a)(e)	5,977,800	252
Deckers Outdoor Corp. (a)	94,692	31,288
Dr. Martens Ltd. (a)	2,078,700	12,987
Hermes International SCA	1,844	2,041
Levi Strauss & Co. Class A (b)	97,200	2,324
lululemon athletica, Inc. (a)	44,171	13,548
LVMH Moet Hennessy Louis Vuitton SE	6,340	4,235
NIKE, Inc. Class B	852,826	113,332
PVH Corp.	306,190	32,364
Tapestry, Inc.	1,347,729	55,540
		370,354

TOTAL CONSUMER DISCRETIONARY		3,687,396

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	1,600	1,930
Constellation Brands, Inc. Class A (sub. vtg.)	136,300	31,076
Keurig Dr. Pepper, Inc.	281,900	9,689
Monster Beverage Corp. (a)	154,228	14,049
The Coca-Cola Co.	111,400	5,872
		62,616
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	468,947	165,294
Walmart, Inc.	10,926	1,484
		166,778
Food Products - 0.0%
Bunge Ltd.	79,700	6,318
Freshpet, Inc. (a)	12,532	1,990
		8,308
Household Products - 0.0%
Colgate-Palmolive Co.	12,600	993
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	473,870	137,825
L'Oreal SA (a)	29,812	11,420
		149,245

TOTAL CONSUMER STAPLES		387,940

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Canadian Natural Resources Ltd.	725,800	22,438
Cheniere Energy, Inc. (a)	297,100	21,394
ConocoPhillips Co.	37,492	1,986
Exxon Mobil Corp.	217,600	12,149
GoviEx Uranium, Inc. (a)(b)	848,865	142
GoviEx Uranium, Inc. (a)(f)	23,200	4
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	439
Hess Corp.	758,582	53,677
Phillips 66 Co.	35,500	2,895
Reliance Industries Ltd.	1,176,373	32,214
Reliance Industries Ltd. sponsored GDR (f)	659,900	36,492
Royal Dutch Shell PLC Class B (United Kingdom)	263,600	4,852
Suncor Energy, Inc.	1,802,700	37,684
Valero Energy Corp.	43,800	3,136
		229,502
FINANCIALS - 11.0%
Banks - 3.2%
Bank of America Corp.	7,424,078	287,238
Citigroup, Inc.	585,900	42,624
Comerica, Inc.	419,200	30,073
HDFC Bank Ltd. (a)	185,800	3,801
HDFC Bank Ltd. sponsored ADR (a)	428,250	33,271
JPMorgan Chase & Co.	948,300	144,360
Kotak Mahindra Bank Ltd. (a)	831,572	19,929
M&T Bank Corp.	155,700	23,606
Royal Bank of Canada	562,500	51,864
SVB Financial Group (a)	3,600	1,777
The Toronto-Dominion Bank	698,100	45,529
Wells Fargo & Co.	2,240,615	87,541
		771,613
Capital Markets - 1.8%
BlackRock, Inc. Class A	107,500	81,051
Brookfield Asset Management, Inc. (Canada) Class A	90,800	4,039
Goldman Sachs Group, Inc.	300,069	98,123
Moody's Corp.	2,800	836
Morgan Stanley	2,144,194	166,518
MSCI, Inc.	105,576	44,266
NASDAQ, Inc.	233,890	34,489
		429,322
Consumer Finance - 0.6%
American Express Co.	329,700	46,633
Capital One Financial Corp.	708,800	90,181
		136,814
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class A (a)	2,495	962,326
Coinbase, Inc. (a)(d)(e)	20,200	7,535
		969,861
Insurance - 1.4%
Admiral Group PLC	1,150,069	49,166
AIA Group Ltd.	306,200	3,747
American International Group, Inc.	671,900	31,048
Arthur J. Gallagher & Co.	80,100	9,994
Chubb Ltd.	528,107	83,425
Direct Line Insurance Group PLC	502,200	2,169
Fairfax Financial Holdings Ltd. (sub. vtg.)	39,067	17,053
Hartford Financial Services Group, Inc.	140,700	9,397
Hiscox Ltd. (a)	1,687,943	20,021
Intact Financial Corp.	48,700	5,968
Intact Financial Corp. rights 12/31/21 (a)(d)(e)	32,500	3,478
Oscar Health, Inc. Class A	425,119	10,284
Progressive Corp.	483,600	46,237
RenaissanceRe Holdings Ltd.	77,200	12,371
The Travelers Companies, Inc.	258,000	38,803
		343,161

TOTAL FINANCIALS		2,650,771

HEALTH CARE - 11.6%
Biotechnology - 1.9%
23andMe, Inc. (a)(d)	22,532	462
AbbVie, Inc.	743,361	80,447
Acceleron Pharma, Inc. (a)	48,731	6,608
Allovir, Inc. (a)	36,450	853
Alnylam Pharmaceuticals, Inc. (a)	101,600	14,345
Argenx SE ADR (a)	59,032	16,257
Ascendis Pharma A/S sponsored ADR (a)	29,200	3,763
Cullinan Oncology, Inc.	47,800	1,992
Genmab A/S (a)	49,500	16,286
Idorsia Ltd. (a)	623,058	16,705
Innovent Biologics, Inc. (a)(f)	941,500	9,549
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(e)	26,062	0
Kodiak Sciences, Inc. (a)	34,600	3,923
Light Sciences Oncology, Inc. (a)(e)	2,708,254	0
Mirati Therapeutics, Inc. (a)	48,133	8,245
Moderna, Inc. (a)	12,300	1,611
Novavax, Inc. (a)	88,400	16,028
Olink Holding AB ADR (a)	87,400	3,146
Passage Bio, Inc. (a)	120,200	2,101
Regeneron Pharmaceuticals, Inc. (a)	326,024	154,255
Replimune Group, Inc. (a)	36,798	1,123
Revolution Medicines, Inc. (a)	113,800	5,221
Seer, Inc.	39,354	1,968
TG Therapeutics, Inc. (a)	37,300	1,798
Turning Point Therapeutics, Inc. (a)	125,389	11,861
Vertex Pharmaceuticals, Inc. (a)	317,808	68,294
Zai Lab Ltd. (a)	96,850	13,051
		459,892
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	785,849	94,176
Boston Scientific Corp. (a)	848,408	32,791
Butterfly Network, Inc.	2,311,076	35,006
Danaher Corp.	855,422	192,538
DexCom, Inc. (a)	105,538	37,929
Edwards Lifesciences Corp. (a)	185,908	15,549
Envista Holdings Corp. (a)	386,855	15,784
Hologic, Inc. (a)	962,100	71,561
I-Pulse, Inc. (a)(d)(e)	58,562	171
Intuitive Surgical, Inc. (a)	131,520	97,185
Medtronic PLC	139,200	16,444
Sonova Holding AG Class B	28,785	7,626
Tandem Diabetes Care, Inc. (a)	95,600	8,437
Venus MedTech Hangzhou, Inc. (H Shares) (a)(f)	659,500	5,349
West Pharmaceutical Services, Inc.	16,069	4,528
		635,074
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	76,400	9,021
Centene Corp. (a)	663,000	42,372
Cigna Corp.	191,400	46,269
Guardant Health, Inc. (a)	73,670	11,246
HCA Holdings, Inc.	71,338	13,436
Henry Schein, Inc. (a)	62,100	4,300
Laboratory Corp. of America Holdings (a)	47,259	12,052
McKesson Corp.	32,900	6,417
Oak Street Health, Inc. (a)	194,546	10,558
Owens & Minor, Inc.	195,544	7,350
Patterson Companies, Inc.	490,227	15,663
Surgery Partners, Inc. (a)	114,056	5,048
The Joint Corp. (a)	230,375	11,143
UnitedHealth Group, Inc.	1,362,519	506,952
		701,827
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,303,800	1,969
Veeva Systems, Inc. Class A (a)	223,116	58,287
		60,256
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	39,756	7,196
Avantor, Inc. (a)	533,600	15,437
Bio-Rad Laboratories, Inc. Class A (a)	83,723	47,820
Bio-Techne Corp.	5,200	1,986
Bruker Corp.	621,817	39,970
Eurofins Scientific SA (a)	168,650	16,121
IQVIA Holdings, Inc. (a)	78,700	15,200
Mettler-Toledo International, Inc. (a)	48,470	56,016
Sartorius Stedim Biotech	37,300	15,362
Thermo Fisher Scientific, Inc.	288,211	131,534
Waters Corp. (a)	6,700	1,904
WuXi AppTec Co. Ltd. (H Shares) (f)	325,900	6,410
		354,956
Pharmaceuticals - 2.5%
AstraZeneca PLC (United Kingdom)	133,600	13,334
Atea Pharmaceuticals, Inc.	133,300	8,231
Bristol-Myers Squibb Co.	890,830	56,238
Eli Lilly & Co.	1,338,400	250,040
Hansoh Pharmaceutical Group Co. Ltd. (a)(f)	1,991,000	9,540
Horizon Therapeutics PLC (a)	818,800	75,362
Jazz Pharmaceuticals PLC (a)	191,600	31,493
Roche Holding AG (participation certificate)	111,403	36,088
Royalty Pharma PLC	822,400	35,873
Sanofi SA	267,400	26,442
Supernus Pharmaceuticals, Inc. (a)	69,663	1,824
UCB SA	124,100	11,806
Zoetis, Inc. Class A	222,559	35,049
		591,320

TOTAL HEALTH CARE		2,803,325

INDUSTRIALS - 5.7%
Aerospace & Defense - 1.0%
HEICO Corp. Class A	76,300	8,668
Northrop Grumman Corp.	105,930	34,283
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	257,345	108,082
Class C (a)(d)(e)	4,546	1,909
The Boeing Co.	248,200	63,222
TransDigm Group, Inc. (a)	33,500	19,695
		235,859
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	610,100	103,711
XPO Logistics, Inc. (a)	214,870	26,493
		130,204
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	339,925	39,091
Southwest Airlines Co.	30,800	1,881
Wizz Air Holdings PLC (a)(f)	233,900	15,549
		56,521
Building Products - 1.0%
Carrier Global Corp.	274,000	11,568
Fortune Brands Home & Security, Inc.	1,027,437	98,449
The AZEK Co., Inc.	117,195	4,928
Toto Ltd.	1,380,000	84,934
Trane Technologies PLC	183,129	30,319
		230,198
Commercial Services & Supplies - 0.3%
Cintas Corp.	132,179	45,114
Clean TeQ Holdings Ltd. (a)	8,429	19
GFL Environmental, Inc. (b)	89,000	3,111
Quantafuel ASA (a)	640,900	3,372
TulCo LLC (a)(c)(d)(e)	17,377	14,159
		65,775
Electrical Equipment - 0.7%
Acuity Brands, Inc.	177,249	29,246
AMETEK, Inc.	77,610	9,913
Array Technologies, Inc.	186,700	5,567
Shoals Technologies Group, Inc.	212,900	7,405
Sunrun, Inc. (a)	15,400	931
Vestas Wind Systems A/S	559,112	115,337
		168,399
Industrial Conglomerates - 0.5%
General Electric Co.	8,989,402	118,031
Roper Technologies, Inc.	26,400	10,648
		128,679
Machinery - 0.5%
Deere & Co.	160,000	59,862
IDEX Corp.	23,900	5,003
Illinois Tool Works, Inc.	8,300	1,839
Ingersoll Rand, Inc. (a)	142,300	7,003
Otis Worldwide Corp.	88,200	6,037
PACCAR, Inc.	281,903	26,194
Pentair PLC	69,700	4,344
Woodward, Inc.	87,700	10,579
		120,861
Professional Services - 0.2%
Clarivate Analytics PLC (a)	1,085,053	28,635
CoStar Group, Inc. (a)	3,758	3,089
Experian PLC	175,518	6,047
Thomson Reuters Corp.	86,600	7,586
		45,357
Road & Rail - 0.8%
Canadian Pacific Railway Ltd.	263,400	100,606
Uber Technologies, Inc. (a)	452,700	24,677
Union Pacific Corp.	318,100	70,112
		195,395

TOTAL INDUSTRIALS		1,377,248

INFORMATION TECHNOLOGY - 28.7%
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	1,871,952	123,493
CDW Corp.	56,400	9,348
Flex Ltd. (a)	287,558	5,265
Jabil, Inc.	11,294	589
Keysight Technologies, Inc. (a)	48,710	6,985
Samsung SDI Co. Ltd.	24,702	14,580
Zebra Technologies Corp. Class A (a)	38,270	18,568
		178,828
IT Services - 5.4%
Accenture PLC Class A	440,808	121,773
Adyen BV (a)(f)	60,833	135,743
ASAC II LP (a)(d)(e)	9,408,021	1,581
Black Knight, Inc. (a)	186,670	13,812
Edenred SA	31,959	1,669
Euronet Worldwide, Inc. (a)	38,858	5,374
Gartner, Inc. (a)	98,400	17,963
MasterCard, Inc. Class A	84,089	29,940
MongoDB, Inc. Class A (a)	354,603	94,831
Okta, Inc. (a)	720,603	158,843
PayPal Holdings, Inc. (a)	942,237	228,813
Shopify, Inc. Class A (a)	145,142	160,241
Snowflake Computing, Inc. (b)	103,400	23,708
Snowflake Computing, Inc. Class B (f)	19,125	4,385
Square, Inc. (a)	258,700	58,738
Twilio, Inc. Class A (a)	86,421	29,449
Visa, Inc. Class A	1,039,836	220,164
Wix.com Ltd. (a)	10,900	3,043
		1,310,070
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)	2,218,933	174,186
Analog Devices, Inc.	284,905	44,183
Applied Materials, Inc.	683,900	91,369
ASML Holding NV	23,799	14,693
ASML Holding NV (Netherlands)	20,100	12,333
Intel Corp.	738,100	47,238
KLA Corp.	8,000	2,643
Lam Research Corp.	344,360	204,977
Lattice Semiconductor Corp. (a)	295,574	13,307
Marvell Technology Group Ltd.	1,101,400	53,947
Microchip Technology, Inc.	40,800	6,333
Micron Technology, Inc. (a)	737,000	65,011
NVIDIA Corp.	1,172,282	625,917
NXP Semiconductors NV	213,585	43,003
Qorvo, Inc. (a)	265,655	48,535
Qualcomm, Inc.	2,284,090	302,847
Semtech Corp. (a)	273,355	18,861
Skyworks Solutions, Inc.	185,800	34,091
SolarEdge Technologies, Inc. (a)	70,100	20,150
Synaptics, Inc. (a)	358,172	48,504
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	364,600	43,125
Texas Instruments, Inc.	97,200	18,370
		1,933,623
Software - 12.6%
ACV Auctions, Inc. Class A (a)(b)	52,000	1,800
Adobe, Inc. (a)	1,151,356	547,320
Atlassian Corp. PLC (a)	599,341	126,317
Autodesk, Inc. (a)	137,300	38,053
Cadence Design Systems, Inc. (a)	186,364	25,530
Cloudflare, Inc. (a)	455,822	32,026
Coupa Software, Inc. (a)	50,298	12,800
Crowdstrike Holdings, Inc. (a)	32,900	6,005
Datadog, Inc. Class A (a)	299,642	24,972
DocuSign, Inc. (a)	7,380	1,494
Dropbox, Inc. Class A (a)	717,453	19,127
Duck Creek Technologies, Inc. (a)(b)	151,588	6,843
Dynatrace, Inc. (a)	519,444	25,058
Epic Games, Inc. (d)(e)	23,900	21,152
Five9, Inc. (a)	121,300	18,963
Fortinet, Inc. (a)	23,300	4,297
Intuit, Inc.	223,801	85,729
Microsoft Corp.	5,252,915	1,238,480
Nuance Communications, Inc. (a)	47,278	2,063
Paycom Software, Inc. (a)	33,800	12,508
Qualtrics International, Inc.	92,700	3,051
Rapid7, Inc. (a)	246,300	18,376
Salesforce.com, Inc. (a)	2,846,384	603,063
ServiceNow, Inc. (a)	229,100	114,575
Tanium, Inc. Class B (a)(d)(e)	1,259,978	14,358
Tenable Holdings, Inc. (a)	440,200	15,929
Volue A/S	191,996	1,167
Workday, Inc. Class A (a)	28,485	7,077
Xero Ltd. (a)	57,100	5,488
Zoom Video Communications, Inc. Class A (a)	6,200	1,992
Zscaler, Inc. (a)	12,600	2,163
		3,037,776
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	3,085,000	376,833
Dell Technologies, Inc. (a)	138,455	12,205
Logitech International SA (b)	18,300	1,912
Samsung Electronics Co. Ltd.	952,410	69,159
		460,109

TOTAL INFORMATION TECHNOLOGY		6,920,406

MATERIALS - 2.3%
Chemicals - 0.8%
Corbion NV	215,100	11,982
FMC Corp.	15,538	1,719
LG Chemical Ltd.	17,244	12,386
PPG Industries, Inc.	38,100	5,725
Sherwin-Williams Co.	212,252	156,644
Westlake Chemical Corp.	72,300	6,420
		194,876
Containers & Packaging - 0.1%
Silgan Holdings, Inc.	282,487	11,873
Metals & Mining - 1.4%
ArcelorMittal SA Class A unit (a)(b)	228,000	6,651
B2Gold Corp.	13,035,880	56,118
Barrick Gold Corp. (Canada)	1,403,179	27,836
First Quantum Minerals Ltd.	177,300	3,379
Franco-Nevada Corp.	1,053,436	132,017
Freeport-McMoRan, Inc.	1,075,900	35,429
Gatos Silver, Inc.	492,900	4,914
Ivanhoe Mines Ltd. (a)	8,031,618	41,350
Novagold Resources, Inc. (a)	2,481,176	21,639
Nucor Corp.	136,815	10,982
POSCO sponsored ADR	26,200	1,892
		342,207

TOTAL MATERIALS		548,956

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	269,812	7,501
Gaming & Leisure Properties	4,888	207
Prologis (REIT), Inc.	4,906	520
Simon Property Group, Inc.	217,300	24,722
		32,950
UTILITIES - 0.2%
Electric Utilities - 0.1%
PG&E Corp. (a)	2,669,300	31,258
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	394,200	10,569

TOTAL UTILITIES		41,827

TOTAL COMMON STOCKS
(Cost $10,190,822)		23,559,973

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A (d)(e)	61,855	298
Series C (d)(e)	243,394	1,174
		1,472
Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc. Series G (d)(e)	8,102	2,023
Zomato Pvt Ltd.:
Series B (d)(e)	13	69
Series E (d)(e)	87,087	0
Series G (d)(e)	87	464
Series J7 (d)(e)	587	3,130
		5,686
Specialty Retail - 0.1%
Fanatics, Inc. Series E (d)(e)	257,870	8,992
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (a)(d)(e)	74,760	858
Series B (a)(d)(e)	13,135	151
Series C (a)(d)(e)	125,520	1,441
Series D (a)(d)(e)	94,365	1,083
Series Seed (a)(d)(e)	163,489	1,877
Bolt Threads, Inc. Series D (a)(d)(e)	1,324,673	15,870
		21,280
TOTAL CONSUMER DISCRETIONARY		37,430
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc.:
Series C (a)(d)(e)	14,103	185
Series D (a)(d)(e)	226,847	2,983
Series I (a)(d)(e)	534,650	7,031
		10,199
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)	166,247	3,412
Series F (a)(d)	462,756	9,498
Series F1 (d)	111,483	2,288
ElevateBio LLC Series C (d)(e)	594,600	2,494
Intarcia Therapeutics, Inc. Series CC (a)(d)(e)	516,522	0
		17,692
Health Care Providers & Services - 0.0%
Lyra Health, Inc. Series E(d)(e)	90,000	2,472
TOTAL HEALTH CARE		20,164
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	145,254	61,005
Series H (a)(d)(e)	42,094	17,679
Series N (d)(e)	66,208	27,807
		106,491
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (d)(e)	208,789	6,813
TOTAL INDUSTRIALS		113,304
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (d)(e)	130,945	14,348
Software - 0.0%
Magic Leap, Inc. Series ED (d)(e)	555,556	3,206
Nuro, Inc. Series C (d)(e)	491,080	6,411
Stripe, Inc. Series H (d)(e)	34,900	1,400
		11,017
TOTAL INFORMATION TECHNOLOGY		25,365
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(d)(e)	31,954	379

TOTAL CONVERTIBLE PREFERRED STOCKS		206,841

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Cazoo Holdings Ltd.:
Series A (d)(e)	2,842	42
Series B (d)(e)	49,755	729
Series C (d)(e)	1,010	15
Series D (d)(e)	177,742	2,603
		3,389
TOTAL PREFERRED STOCKS
(Cost $156,204)		210,230
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (d)(e)	9,657	9,657
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (e)(f)(g)(h)	711	28
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Magic Leap, Inc. 10% 6/30/22 (e)	5,624	8,436

TOTAL NONCONVERTIBLE BONDS		8,464

TOTAL CORPORATE BONDS
(Cost $16,000)		18,121

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $2,280)(d)(e)	2,280	2,901
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $50,442)	38,874,241	21,179

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (i)	359,502,177	359,574
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	38,985,521	38,989
TOTAL MONEY MARKET FUNDS
(Cost $398,563)		398,563
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $10,814,311)		24,210,967
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(78,873)
NET ASSETS - 100%		$24,132,094

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $469,038,000 or 1.9% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $258,369,000 or 1.1% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
23andMe, Inc. Series F1	12/9/20	$1,934
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
Allbirds, Inc. Series D	12/23/19	$1,216
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,656
ASAC II LP	10/10/13	$725
Blu Investments LLC	5/21/20	$170
Bolt Threads, Inc. Series D	12/13/17	$21,247
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$9,657
ByteDance Ltd. Series E1	11/18/20	$14,348
Cazoo Holdings Ltd.	9/30/20	$1,193
Cazoo Holdings Ltd. Series A	9/30/20	$39
Cazoo Holdings Ltd. Series B	9/30/20	$682
Cazoo Holdings Ltd. Series C	9/30/20	$14
Cazoo Holdings Ltd. Series D	9/30/20	$2,437
Coinbase, Inc.	2/25/21 - 3/5/21	$7,591
Coupang Corp. unit	6/12/20	$2,510
ElevateBio LLC Series C	3/9/21	$2,494
Epic Games, Inc.	7/13/20 - 7/30/20	$13,743
Fanatics, Inc. Series E	8/13/20	$4,459
GoBrands, Inc. Series G	3/2/21	$2,023
I-Pulse, Inc.	3/18/10	$94
Intact Financial Corp. rights 12/31/21	11/13/20	$3,326
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$2,280
Lyra Health, Inc. Series E	1/14/21	$2,472
Magic Leap, Inc. Series ED	10/6/17	$15,000
Nuro, Inc. Series C	10/30/20	$6,411
Rad Power Bikes, Inc.	1/21/21	$2,289
Rad Power Bikes, Inc. Series A	1/21/21	$298
Rad Power Bikes, Inc. Series C	1/21/21	$1,174
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	$29,628
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,683
Space Exploration Technologies Corp. Series N	8/4/20	$17,876
Stripe, Inc. Series H	3/15/21	$1,400
Sweetgreen, Inc. Series C	9/13/19	$241
Sweetgreen, Inc. Series D	9/13/19	$3,879
Sweetgreen, Inc. Series I	9/13/19	$9,143
Tanium, Inc. Class B	4/21/17 - 9/18/20	$9,907
TulCo LLC	8/24/17	$5,782
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$50,442
WeWork Companies, Inc. Series F	12/1/16	$1,604
WME Entertainment Parent, LLC Class A	8/16/16	$25,526
Zipline International, Inc. Series E	12/21/20	$6,813
Zomato Pvt Ltd.	1/22/21 - 1/29/21	$1,343
Zomato Pvt Ltd. Series B	1/22/21	$54
Zomato Pvt Ltd. Series E	1/22/21	$36
Zomato Pvt Ltd. Series G	1/22/21 - 2/5/21	$359
Zomato Pvt Ltd. Series J7	12/9/20	$2,391

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$49
Fidelity Securities Lending Cash Central Fund	67
Total	$116

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokerswho make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing whichconsiders yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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